SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Mar. 31, 2022 CAD ($)
Disclosure Of Exploration And Evaluation [Line Items]
Exploration and evaluation expense	$ 512,206